Other accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of other accounts payable and accrued expenses
	December 31
	2023	2024
	US$ thousands

Accrued expenses	2,008	1,566
Employee benefits	3,675	4,184
Government authorities	520	242
Other payables	465	953
	6,668	6,945